Summary of Significant Accounting Policies - Schedule of Potential Dilutive Securities (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Total potentially dilutive securities	1,561,235	1,109,431	984,431
Common Stock Warrants [Member]
Total potentially dilutive securities	364,859	206,309	206,309
Stock Options Exercisable to Common Stock [Member]
Total potentially dilutive securities	125,000	125,000
Shares Issuable Upon Conversion of Debt [Member]
Total potentially dilutive securities	658,501	579,247	579,247
Shares Issuable Upon Conversion of Preferred Stock [Member]
Total potentially dilutive securities	412,875	198,875	198,875